Investment	12 Months Ended
Dec. 31, 2011
INVESTMENTS [Abstract]
Investments
7.	INVESTMENTS

Investment as of December 31, 2010 and 2011 were as follows:

	2010	2011
	RMB	RMB
Home Inns (equity method)	702,697,522	732,863,669
Hanting (available-for-sale)	792,390,941	492,658,379
Dining Secretary (available-for-sale)	66,000,000	65,414,773
Others	13,142,160	14,208,222

Total net book value	1,574,230,623	1,305,145,043

Home Inns & Hotels Management Inc. (“Home Inns”)

During the period from September 2008 to March 2009, the Company purchased ADSs of Home Inns from time to time through the open market, holding around 10% of the total outstanding shares of Home Inns as of March 31, 2009, and was accounted for as available for sale investment.

In May 2009, the Company entered into a definitive purchase agreement with Home Inns to acquire additional equity interest in Home Inns through a private placement of its ordinary shares for US$50 million in cash. This transaction closed on May 21, 2009. As a result, the Company’s aggregate equity interest in Home Inns has increased to approximately 18% of the total outstanding shares of Home Inns (an aggregate of 14,400,765 shares). Given the level of investment and the common directors on Board of both the companies, the Company applied equity method of accounting since then. As a result, as required by ASC 323-10-35-33, the Company has retroactively applied the equity method of accounting to account for approximately 9% investment in Home Inns for the year ended December 31, 2008. The impact of applying equity method for approximately 9% investment of 2008 was immaterial to 2008 and 2009 earnings and as such was recorded in 2009.

The Company calculated equity in income or losses of investment in Home Inns on one quarter lag basis, as allowed, as the financial statements of Home Inns were not available within a sufficient time period.

The carrying amount and unrealized securities holding profit for investment as of December 31, 2010 and 2011 were as follows:

	2010	2011
	RMB	RMB
Investment cost
Balance at beginning of year	625,181,868	603,656,113
Foreign currency translation	(21,525,755)	(27,359,684)

Total investment cost	603,656,113	576,296,429

Value booked under equity method
Share of profit on affiliated companies investments	105,543,246	167,175,531
Amortization of identifiable intangible assets, net of tax	(6,501,837)	(10,608,291)

Total booked value under equity method.	99,041,409	156,567,240

Net book value	702,697,522	732,863,669

In performing the purchase price allocation for acquisition of additional stake in May 2009, the Company considered, among other factors, analyses of historical financial performance and estimates of future performance of Home Inns’ business. The Company makes estimates and judgments in determining the fair value of acquired assets and liabilities, based on independent appraisal reports and management’s experience with similar assets and liabilities.

The purchase price of Home Inns was allocated as follows:

Fair Value
RMB
Fair value of proportional of share of 18% of net assets acquired	247,029,670
Identified intangible assets	304,332,935
Deferred tax liabilities arising from the acquisition	(76,083,234)
Goodwill	149,591,668

Total purchase price	624,871,039

Identified intangible assets acquired were as follows:

	Fair value	Useful lives
	RMB
Trademark	255,435,317	Indefinite
Franchised relationships	25,543,532	8 years
Customer list	1,459,630	5 years
Leasehold interest	21,894,456	11 years

	304,332,935

The financial information of Home Inns as of and for the twelve months ended September 30, 2011 is as follows:

RMB
’000
Current assets	1,908,389
Non-current assets	6,013,060
Current liabilities	1,462,735
Non-current liabilities	2,635,492
Retain earnings	1,051,065
Total revenues	3,447,769
Income from operations	364,600
Net income	357,476

The closing price of Home Inns as of December 31, 2011 is US$25.8 per ADS, the aggregate market value of the Company’s investment in Home Inns is approximately RMB1.2 billion (US$186 million).

China Lodging Group, Limited (“Hanting”)

On March 31, 2010, the Company purchased newly issued 7,202,482 shares from Hanting in a private placement. On the same day, the Company purchased an aggregate of 11,646,964 shares of Hanting from the then shareholders. In addition, on March 31, 2010, the Company purchased 800,000 ADSs representing 3,200,000 shares of Hanting in its initial public offering (“IPO”). All transactions were made at a purchase price of US$12.25 per ADS, or US$3.0625 per share, which is the then IPO price. The total purchase cost is US$67.5 million (approximately RMB461 million). Upon the closing of the transactions described above, the Company holds an aggregate of 22,049,446 shares of Hanting (including 3,200,000 shares represented by ADSs), representing approximately 9% of Hanting’s total outstanding shares as of March 31, 2010.

Given the level of investment, the Company applies ASC-320-25 to account for its investment in Hanting. The Company classified the investment as “available for sale” and measured the fair value at every period end (Note 8). Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized.

The closing price of Hanting as of December 31, 2011 is US$14.2 per ADS. As of December 31 2011, the Company recorded the investment in Hanting at a fair value of RMB493 million (approximately US$78 million), with RMB68 million increase in fair value of the investment credited to other comprehensive income.

Dining Secretary China Limited (“Dining Secretary”)

In November 2010, the Company entered into agreements to acquire a minority stake of Dining Secretary’s Series B convertible preferred shares with total consideration of US$10 million. The transaction was closed on November 24, 2010. Headquartered in Shanghai, Dining Secretary is a leading provider of free online and offline restaurant reservations for diners. Dining Secretary operates in many cities in China, serving diners and restaurants with a call center and the website www.95171.cn.

The Company recorded this investment as an available-for-sale debt security. Subsequent to initial recognition, the available-for-sale debt security is measured at fair value at every period end (Note 8). Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized. The increase in fair value of the investment in Dining Secretary of RMB2.5 million (approximately US$0.4 million) was recorded to other comprehensive income as of December 31, 2011.

Other investments included cost method investment in BTG-Jianguo Hotels & Resorts Management Co., Ltd.(“BTG-Jianguo”) and equity investments in certain privately-held companies. The investment of BTG-Jianguo was closed in December 2010, with a total consideration of RMB10.2 million.

It has been concluded that the fair value of all investments above is greater than or equal to original cost, as a result, no impairments have been recorded for these investments.